SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Contingent consideration		$ 8,809,609
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning of the period	$ 4,865,772		$ 748,634
Warrants issuance			8,261,511
Exercised	(74,227)		(98,048)
Change in fair value of warrants outstanding	1,022,501		(4,046,325)
End of the period	5,814,046		$ 4,865,772
Warrants		5,814,046
Contingent consideration		$ 976,816
Derivative liability	$ 6,790,862